RELATED PARTY TRANSACTIONS (Details Narrative) (Consulting [Member], USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Consulting [Member]
Consulting fees	$ 40,000	$ 110,000
Stock options issued		100,000
Stock option price per share		$ 3.25